CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	7,500,000	7,500,000
Ordinary shares, shares issued	5,271,372	5,270,930
Ordinary shares, shares outstanding	4,159,576	4,159,134
Treasury shares at cost, shares	1,111,796	1,111,796